UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22021

The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Healthcare & WellnessRx Trust

Semiannual Report — June 30, 2021

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of The Gabelli Healthcare & WellnessRx Trust (the Fund) was 12.2%, compared with a total return of 11.9% for the Standard & Poor’s (S&P) 500 Health Care Index. The total return for the Fund’s publicly traded shares was 15.6%. The Fund’s NAV per share was $15.19, while the price of the publicly traded shares closed at $13.50 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)
						Since
	Year to					Inception
	Date	1 Year	3 year	5 year	10 year	(6/28/07)
The Gabelli Healthcare & WellnessRx Trust (GRX)
NAV Total Return (b)	12.24%	34.07%	13.72%	9.30%	12.52%	10.49%
Investment Total Return (c)	15.60	41.42	16.40	10.38	13.07	9.47
S&P 500 Health Care Index	11.85	27.92	17.03	14.06	15.67	11.63
S&P 500 Consumer Staples Index	5.02	23.29	14.14	8.04	11.49	10.13
50% S&P 500 Health Care Index and 50% S&P 500 Consumer
Staples Index	8.44	25.61	15.59	11.05	13.58	10.88

(a)	Performance returns for periods of less than one year are not annualized. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology, and life sciences stock performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $8.00.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $8.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Healthcare & WellnessRx Trust

Health Care Providers and Services	23.0%
Food	19.8%
Pharmaceuticals	16.3%
Health Care Equipment and Supplies	15.4%
Biotechnology	8.5%
Food and Staples Retailing	4.6%
Household and Personal Products	3.2%
Beverages	3.0%
U.S. Government Obligations	2.2%
Electronics	2.1%
Specialty Chemical	1.6%
Financial Services	0.2%
Hotels and Gaming	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.9%
	Beverages — 3.0%
60,000	China Mengniu Dairy Co.
	Ltd.	$134,296	$362,814
33,000	Danone SA	1,820,733	2,323,133
40,000	ITO EN Ltd.	954,106	2,372,744
4,000	JDE Peet’s NV†	140,377	145,136
7,000	Morinaga Milk Industry Co.
	Ltd.	121,875	364,823
5,000	PepsiCo Inc.	423,099	740,850
30,000	Suntory Beverage & Food
	Ltd.	1,001,275	1,128,764
424,000	Vitasoy International
	Holdings Ltd.	253,570	1,575,467
		4,849,331	9,013,731
	Biotechnology — 8.4%
17,087	Alexion Pharmaceuticals
	Inc.†	2,184,180	3,139,053
360	ALX Oncology Holdings
	Inc.†	31,057	19,685
599	Amgen Inc.	139,881	146,006
1,348	Amicus Therapeutics Inc.†	30,088	12,995
100,000	Aurinia Pharmaceuticals
	Inc.†	1,535,792	1,296,000
300	Berkeley Lights Inc.†	23,091	13,443
315	Biogen Inc.†	105,306	109,075
1,815	BioMarin Pharmaceutical
	Inc.†	155,245	151,444
707	BioNTech SE, ADR†	73,677	158,283
8,000	Bio-Rad Laboratories Inc.,
	Cl.A†	2,572,490	5,154,320
3,733	Bluebird Bio Inc.†	130,699	119,381
630	Blueprint Medicines Corp.†	60,205	55,415
35,000	Catalent Inc.†	3,629,255	3,784,200
7,000	Charles River Laboratories
	International Inc.†	588,729	2,589,440
29,000	Clovis Oncology Inc.†	158,068	168,200
543	Fate Therapeutics Inc.†	54,495	47,127
1,500	Galapagos NV, ADR†	139,833	103,335
2,308	Gilead Sciences Inc.	146,259	158,929
19,324	Global Blood Therapeutics
	Inc.†	827,824	676,727
400	Guardant Health Inc.†	67,943	49,676
2,333	Idorsia Ltd.†	28,883	64,146
3,700	Illumina Inc.†	277,377	1,750,877
1,292	Incyte Corp.†	113,068	108,696
7,500	Invitae Corp.†	86,518	252,975
1,216	Iovance Biotherapeutics
	Inc.†	58,254	31,640
720	Legend Biotech Corp.,
	ADR†	20,602	29,556
			Market
Shares		Cost	Value
12,000	Luminex Corp.	$441,676	$441,600
290	Mirati Therapeutics Inc.†	62,159	46,844
595	Moderna Inc.†	71,655	139,813
3,000	Pacific Biosciences of
	California Inc.†	116,760	104,910
58,871	Personalis Inc.†	908,263	1,489,436
1,482	Regeneron Pharmaceuticals
	Inc.†	557,923	827,756
238	Sage Therapeutics Inc.†	19,929	13,521
1,000	Sarepta Therapeutics Inc.†	79,755	77,740
434	Seagen Inc.†	77,188	68,520
122,100	Trillium Therapeutics Inc.†	2,041,508	1,184,370
5,000	Voyager Therapeutics Inc.†	26,449	20,650
1,600	Waters Corp.†	197,843	552,976
		17,839,927	25,158,760
	Electronics — 2.1%
12,800	Thermo Fisher Scientific
	Inc.	1,667,969	6,457,216
	Financial Services — 0.2%
225	Interactive Brokers Group
	Inc., Cl.A	14,801	14,789
50,000	Post Holdings Partnering
	Corp.†	500,000	519,500
		514,801	534,289
	Food — 19.8%
50,000	BellRing Brands Inc., Cl.A†	700,000	1,567,000
15,000	Calavo Growers Inc.	498,575	951,300
20,000	Campbell Soup Co.	874,123	911,800
2,500	Chr. Hansen Holding A/S	124,508	225,633
120,000	Conagra Brands Inc.	3,926,115	4,365,600
67,500	Flowers Foods Inc.	657,458	1,633,500
45,000	General Mills Inc.	1,963,717	2,741,850
33,000	Kellogg Co.	1,775,884	2,122,890
35,000	Kerry Group plc, Cl.A	1,331,659	4,859,796
85,000	Kikkoman Corp.	1,041,122	5,608,263
22,000	Maple Leaf Foods Inc.	392,032	456,647
15,000	MEIJI Holdings Co. Ltd.	310,384	897,880
60,000	Mondelēz International Inc.,
	Cl.A	1,948,005	3,746,400
66,500	Nestlé SA	4,254,556	8,281,146
50,000	Nomad Foods Ltd.†	969,772	1,413,500
45,000	Post Holdings Inc.†	1,787,424	4,881,150
120,000	The Hain Celestial Group
	Inc.†	2,586,556	4,814,400
18,000	The J.M. Smucker Co.	1,119,425	2,332,260
120,000	Tingyi (Cayman Islands)
	Holding Corp.	196,545	239,558
65,000	Unilever plc, ADR	2,154,809	3,802,500

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food (Continued)
64,000	Yakult Honsha Co. Ltd.	$1,884,579	$3,623,566
		30,497,248	59,476,639
	Food and Staples Retailing — 4.6%
100,600	CVS Health Corp.	4,385,696	8,394,064
30,000	Ingles Markets Inc., Cl.A	454,430	1,748,100
20,000	Sprouts Farmers Market
	Inc.†	403,296	497,000
80,000	The Kroger Co.	1,103,173	3,064,800
8,000	United Natural Foods Inc.†	65,142	295,840
		6,411,737	13,999,804
	Health Care Equipment and Supplies — 15.4%
400	Agilent Technologies Inc.	48,942	59,124
13,350	Axogen Inc.†	244,974	288,494
35,000	Baxter International Inc.	1,313,956	2,817,500
10,000	Becton, Dickinson and Co.	2,231,555	2,431,900
28,000	Boston Scientific Corp.†	167,160	1,197,280
50,000	Cardiovascular Systems
	Inc.†	1,474,089	2,132,500
63,606	Conformis Inc.†	50,967	73,147
20,000	Cutera Inc.†	220,781	980,600
30,000	DENTSPLY SIRONA Inc.	1,173,933	1,897,800
19,325	Electromed Inc.†	185,209	218,179
900	Exact Sciences Corp.†	114,172	111,879
15,000	Gerresheimer AG	654,694	1,658,568
17,400	Globus Medical Inc., Cl.A†	409,469	1,349,022
3,500	Haemonetics Corp.†	201,605	233,240
10,000	Henry Schein Inc.†	168,389	741,900
800	Hologic Inc.†	57,920	53,376
3,675	ICU Medical Inc.†	834,109	756,315
90,000	InfuSystem Holdings Inc.†	229,715	1,871,100
34,500	Integer Holdings Corp.†	1,508,140	3,249,900
2,911	Intersect ENT Inc.†	46,867	49,749
17,000	IntriCon Corp.†	309,036	382,160
1,000	iRhythm Technologies Inc.†	98,840	66,350
30,000	Medtronic plc	2,334,849	3,723,900
2,000	Meridian Bioscience Inc.†	46,024	44,360
1,000	NanoString Technologies
	Inc.†	78,537	64,790
41,900	Neuronetics Inc.†	545,310	671,238
12,251	NuVasive Inc.†	515,332	830,373
20,000	Patterson Cos. Inc.	442,777	607,800
5,800	Quidel Corp.†	904,048	743,096
30,000	Silk Road Medical Inc.†	1,683,185	1,435,800
51,425	SmileDirectClub Inc.†	546,460	446,369
4,500	Smith & Nephew plc, ADR	150,648	195,480
35,000	Stericycle Inc.†	2,005,427	2,504,250
11,080	Stryker Corp.	628,893	2,877,808
20,000	SurModics Inc.†	548,481	1,085,000
8,000	The Cooper Companies Inc.	580,110	3,170,160
			Market
Shares		Cost	Value
165	Turning Point Therapeutics
	Inc.†	$20,161	$12,873
33,500	Zimmer Biomet Holdings
	Inc.	3,517,803	5,387,470
		26,292,567	46,420,850
	Health Care Providers and Services — 22.2%
45,085	AmerisourceBergen Corp.	3,125,107	5,161,782
18,000	Anthem Inc.	3,338,550	6,872,400
45,000	Avantor Inc.†	664,988	1,597,950
27,025	CareCloud Inc.†	223,857	227,551
35,800	CareDx Inc.†	1,535,733	3,276,416
35,500	DaVita Inc.†	2,310,741	4,275,265
35,000	DLH Holdings Corp.†	304,717	408,800
29,900	eHealth Inc.†	2,155,530	1,746,160
40,000	ElectroCore Inc.†	54,200	47,600
192,500	Evolent Health Inc., Cl.A†	2,034,128	4,065,600
4,000	GoodRx Holdings Inc.,
	Cl.A†	138,520	144,040
40,000	HCA Healthcare Inc.	2,618,752	8,269,600
400	IQVIA Holdings Inc.†	75,816	96,928
16,285	Laboratory Corp. of America
	Holdings†	1,837,179	4,492,217
14,250	McKesson Corp.	983,977	2,725,170
700	Medpace Holdings Inc.†	112,500	123,641
20,700	NeoGenomics Inc.†	550,795	935,019
197,476	Option Care Health Inc.†	2,135,715	4,318,800
43,837	Orthofix Medical Inc.†	1,290,774	1,758,302
46,000	PetIQ Inc.†	1,025,627	1,775,600
98,000	PPD Inc.†	3,105,756	4,516,820
1,550	Teladoc Health Inc.†	177,296	257,749
101,000	Tenet Healthcare Corp.†	2,207,982	6,765,990
7,300	UnitedHealth Group Inc.	1,193,146	2,923,212
		33,201,386	66,782,612
	Hotels and Gaming — 0.1%
2,000	Ryman Hospitality
	Properties Inc., REIT†	81,003	157,920
	Household and Personal Products — 3.2%
25,000	Church & Dwight Co. Inc.	876,087	2,130,500
25,000	Colgate-Palmolive Co.	1,563,728	2,033,750
60,000	Edgewell Personal Care Co.	1,761,069	2,634,000
30,000	Energizer Holdings Inc.	982,875	1,289,400
12,000	The Procter & Gamble Co.	923,445	1,619,160
		6,107,204	9,706,810
	Pharmaceuticals — 16.3%
20,000	Abbott Laboratories	784,800	2,318,600
26,794	AbbVie Inc.	2,783,033	3,018,076
2,772	ACADIA Pharmaceuticals
	Inc.†	87,796	67,609
25,000	Achaogen Inc.†	360	625

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
1,365	Aclaris Therapeutics Inc.†	$31,931	$23,969
101,555	Bausch Health Cos. Inc.†	2,274,974	2,977,593
77,138	Bristol-Myers Squibb Co.	3,615,513	5,154,361
37,000	Cigna Corp.	5,319,764	8,771,590
7,000	Intercept Pharmaceuticals
	Inc.†	184,091	139,790
38,287	Johnson & Johnson	4,072,762	6,307,400
70,830	Merck & Co. Inc.	3,983,303	5,508,449
228	Novavax Inc.†	54,459	48,407
2,500	Odonate Therapeutics Inc.†	47,171	8,725
5,000	OPKO Health Inc.†	22,499	20,250
7,083	Organon & Co.†	178,845	214,332
10,000	Paratek Pharmaceuticals
	Inc.†	72,418	68,200
95,187	Perrigo Co. plc	4,761,842	4,364,324
57,000	Pfizer Inc.	1,216,284	2,232,120
505	Reata Pharmaceuticals Inc.,
	Cl.A†	60,026	71,473
12,000	Roche Holding AG, ADR	250,094	563,880
90,415	Takeda Pharmaceutical Co.
	Ltd., ADR	1,748,626	1,521,684
48,020	Teva Pharmaceutical
	Industries Ltd., ADR†	553,121	475,398
585	TG Therapeutics Inc.†	30,554	22,692
4,650	Vertex Pharmaceuticals
	Inc.†	908,578	937,580
30,000	Viatris Inc.	457,101	428,700
20,000	Zoetis Inc.	935,310	3,727,200
		34,435,255	48,993,027
	Specialty Chemicals — 1.6%
33,000	International Flavors &
	Fragrances Inc.	3,306,621	4,930,200
	TOTAL COMMON STOCKS..	165,205,049	291,631,858
	PREFERRED STOCKS — 0.1%

	Biotechnology — 0.1%
5,000	XOMA Corp., Ser.A, 8.625%	123,310	133,400

	EXCHANGE TRADED FUNDS — 0.0%
	Biotechnology — 0.0%
310	SPDR S&P Biotech ETF	40,674	41,974

	MANDATORY CONVERTIBLE SECURITIES(a) — 0.8%
	Health Care Providers and Services — 0.8%
22,500	Avantor Inc., Ser.A,
	6.250%, 05/15/22	1,207,057	2,465,100

			Market
Shares		Cost	Value
	RIGHTS — 0.0%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc.,
	CVR†(b)	$414	$0
	Pharmaceuticals — 0.0%
3,500	Ipsen SA/Clementia,
	CVR†(b)	4,725	0
	TOTAL RIGHTS	5,139	0

	WARRANTS — 0.0%
	Health Care Providers and Services — 0.0%
420	Option Care Health Inc.,
	Cl.A, expire 07/27/25†	384	853
420	Option Care Health Inc.,
	Cl.B, expire 07/27/25†	363	687
		747	1,540

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$479,000	U.S. Cash Management Bill,
	0.041%††, 09/28/21	478,952	478,954
6,230,000	U.S. Treasury Bills,
	0.004% to 0.045%††,
	07/08/21 to 10/28/21	6,229,776	6,229,605

	TOTAL U.S. GOVERNMENT
	OBLIGATIONS	6,708,728	6,708,559
TOTAL INVESTMENTS — 100.0%		$173,290,704	300,982,431

Other Assets and Liabilities (Net)			689,870

PREFERRED SHAREHOLDERS
(2,000,000 preferred shares outstanding)			(40,000,000)

NET ASSETS — COMMON SHAREHOLDERS
(17,226,492 common shares outstanding)			$261,672,301

NET ASSET VALUE PER COMMON SHARE
($261,672,301 ÷ 17,226,492 shares outstanding)			$15.19

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield(s) at date(s) of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

	% of Total	Market
Geographic Diversification	Investments	Value
North America	83.4%	$250,928,709
Europe	10.7	32,358,158
Japan	5.2	15,517,724
Asia/Pacific	0.7	2,177,840

Total Investments	100.0%	$300,982,431

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $173,290,704)	$300,982,431
Foreign currency, at value (cost $2,716)	2,715
Receivable for investments sold	955,279
Dividends and interest receivable	413,677
Deferred offering expense	140,908
Prepaid expenses	3,605
Total Assets	302,498,615
Liabilities:
Payable to bank	92,205
Distributions payable	22,222
Payable for investments purchased	245,957
Payable for Fund shares repurchased	12,168
Payable for investment advisory fees	248,059
Payable for payroll expenses	40,993
Payable for accounting fees	3,750
Payable for preferred offering expenses.	8,429
Series C Cumulative Preferred Shares (4.000%, $20
liquidation value, $0.001 par value,
2,000,000 shares authorized, issued, and
outstanding)	40,000,000
Other accrued expenses	152,531
Total Liabilities	40,826,314
Net Assets Attributable to Common
Shareholders	$261,672,301
Net Assets Attributable to Common Shareholders
Consist of:
Paid-in capital	$127,433,502
Total distributable earnings	134,238,799
Net Assets	$261,672,301

Net Asset Value per Common Share:
($261,672,301 ÷ 17,226,492 shares outstanding
at $0.001 par value; unlimited number of shares
authorized)	$15.19

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $60,395)	$1,788,293
Interest	2,428
Total Investment Income	1,790,721
Expenses:
Investment advisory fees	1,453,487
Interest expense on preferred shares	800,000
Shareholder communications expenses	93,948
Payroll expenses	62,017
Shareholder services fees	45,789
Legal and audit fees	36,733
Trustees’ fees	30,087
Accounting fees	22,500
Custodian fees	12,924
Interest expense	7
Miscellaneous expenses	39,221
Total Expenses	2,596,713
Less:
Expenses paid indirectly by broker (See Note 3).	(1,520)
Net Expenses	2,595,193
Net Investment Loss	(804,472)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	12,760,965
Net realized loss on foreign currency transactions	(390)

Net realized gain on investments and foreign currency transactions	12,760,575
Net change in unrealized appreciation/depreciation:
on investments	16,560,192
on foreign currency translations	(8,390)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations.	16,551,802
Net Realized and Unrealized Gain on Investments and Foreign Currency	29,312,377
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$28,507,905

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020

Operations:
Net investment loss	$(804,472)	$(45,527)
Net realized gain on investments and foreign currency transactions	12,760,575	13,039,962
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	16,551,802	11,187,570
Net Increase in Net Assets Resulting from Operations	28,507,905	24,182,005
Distributions to Preferred Shareholders	—	(2,603,961)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from
Operations	28,507,905	21,578,044

Distributions to Common Shareholders:
Accumulated earnings	(5,176,823)*	(10,418,876)

Total Distributions to Common Shareholders	(5,176,823)	(10,418,876)

Fund Share Transactions:
Net decrease from repurchase of common shares.	(3,802,006)	(7,596,055)
Offering costs for preferred shares charged to paid-in capital	(30,646)	(128,086)
Net Decrease in Net Assets from Fund Share Transactions	(3,832,652)	(7,724,141)

Net Increase in Net Assets Attributable to Common Shareholders	19,498,430	3,435,027

Net Assets Attributable to Common Shareholders:
Beginning of year	242,173,871	238,738,844
End of period	$261,672,301	$242,173,871

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2021 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$28,507,905

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(29,963,184)
Proceeds from sales of long term investment securities	35,975,101
Net sales of short term investment securities	3,632,615
Net realized gain on investments	(12,760,965)
Net change in unrealized appreciation on investments	(16,560,192)
Net amortization of discount	(2,428)
Decrease in receivable for investments sold	3,748,973
Increase in dividends and interest receivable	(8,593)
Increase in deferred offering expense	(81,091)
Decrease in prepaid expenses	3,845
Decrease in payable for investments purchased	(3,341,399)
Decrease in distributions payable	(35,556)
Increase in payable for investment advisory fees	6,141
Decrease in payable for payroll expenses	(11,933)
Increase in payable for preferred offering expenses	8,429
Decrease in other accrued expenses	(115,382)
Increase in payable to custodian	92,205
Net cash provided by operating activities	9,094,491

Net decrease in net assets resulting from financing activities:
Offering costs for preferred shares charged to paid-in capital	(30,646)
Distributions to Common Shareholders	(5,176,823)
Decrease in payable for Fund shares redeemed	(94,087)
Decrease from repurchase of common shares	(3,802,006)
Net cash used in financing activities	(9,103,562)
Net decrease in cash	(9,071)
Cash (including foreign currency):
Beginning of year	11,786
End of period	$2,715

Supplemental disclosure of cash flow information and non-cash activities:
Interest paid on preferred shares	$835,556
Interest paid on bank overdrafts	7

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020		2019	2018	2017		2016

Operating Performance:
Net asset value, beginning of year	$13.81		$13.10		$10.95	$11.74	$10.86		$11.79
Net investment income/(loss)	(0.05)		(0.00	)(a)	0.02	0.07	(0.01)		(0.02)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.70		1.38		2.87	(0.23)	1.61		(0.21)
Total from investment operations	1.65		1.38		2.89	(0.16)	1.60		(0.23)
Distributions to Preferred Shareholders: (b)
Net investment income	—		(0.00	)(a)	(0.01)	(0.02)	(0.01)		—
Net realized gain	—		(0.14)		(0.20)	(0.18)	(0.19)		(0.19)
Total distributions to preferred shareholders	—		(0.14)		(0.21)	(0.20)	(0.20)		(0.19)
Net Increase/(Decrease) in Net Assets
Attributable to Common Shareholders
Resulting from Operations	1.65		1.24		2.68	(0.36)	1.40		(0.42)
Distributions to Common Shareholders:
Net investment income	—		(0.01)		(0.02)	(0.05)	(0.00	)(a)	—
Net realized gain	(0.30	)*	(0.57)		(0.53)	(0.47)	(0.51)		(0.52)
Return of capital	—		—		(0.01)	—	(0.01)		—
Total distributions to common shareholders	(0.30)		(0.58)		(0.56)	(0.52)	(0.52)		(0.52)
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.03		0.06		0.03	0.09	0.00	(a)	—
Offering costs for preferred shares charged to paid-in capital	(0.00	)(a)	—		—	—	—		—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		(0.01)		—	0.00 (a)	—		—
Increase in net asset value from offering of preferred shares	—		—		—	—	—		0.01
Total Fund share transactions	0.03		0.05		0.03	0.09	0.00	(a)	0.01
Net Asset Value Attributable to Common Shareholders, End of Period	$15.19		$13.81		$13.10	$10.95	$11.74		$10.86
NAV total return †	12.24%		10.82%		25.22%	(2.65)%	13.02%		(3.63)%
Market value, end of period	$13.50		$11.95		$11.52	$9.25	$10.33		$9.43
Investment total return ††	15.60%		9.94%		31.16%	(5.78)%	15.17%		(3.15)%
Ratios to Average Net Assets and
Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$301,672		$282,174		$305,775	$271,649	$299,680		$282,611
Net assets attributable to common shares, end of period (in 000’s)	$261,672		$242,174		$238,739	$204,613	$232,644		$215,575
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	(0.64	)%(c)	(0.02)%		0.20%	0.60%	(0.07)%		(0.20)%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)	2.07	%(c)	1.60%		1.57%	1.61%	1.65%		1.62%
Portfolio turnover rate	11%		15%		25%	32%	34%		32%

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016

Cumulative Preferred Shareholders:
5.760% Series A Preferred
Liquidation value, end of period (in 000’s)	—	—	$30,000	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	—	—	1,200	1,200	1,200	1,200
Liquidation preference per share	—	—	$25.00	$25.00	$25.00	$25.00
Average market value (f)	—	—	$25.86	$25.43	$25.89	$26.12
Asset coverage per share (g)	—	—	$114.03	$101.31	$111.76	$105.40
5.875% Series B Preferred
Liquidation value, end of period (in 000’s)	—	—	$37,036	$37,036	$37,036	$37,036
Total shares outstanding (in 000’s)	—	—	1,481	1,481	1,481	1,481
Liquidation preference per share	—	—	$25.00	$25.00	$25.00	$25.00
Average market value (f)	—	—	$26.03	$25.83	$26.67	$26.76
Asset coverage per share (g)	—	—	$114.03	$101.31	$111.76	$105.40
4.000% Series C Preferred
Liquidation value, end of period (in 000’s)	$40,000	$40,000	—	—	—	—
Total shares outstanding (in 000’s)	2,000	2,000	—	—	—	—
Liquidation preference per share	$20.00	$20.00	—	—	—	—
Average market value (f)	$20.00	$20.00	—	—	—	—
Asset coverage per share (g)	$150.84	$141.08	—	—	—	—
Asset Coverage (h)	754%	705%	456%	405%	447%	422%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on ex-dividend dates including the effect of shares issued pursuant to the rights offerings, assuming full subscription by shareholders. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan including the effect of shares issued pursuant to the rights offerings, assuming full subscription by shareholders. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Amount represents less than $0.005 per share.
(b)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 1.79%, 1.33%, 1.21%, 1.25%, 1.27%, and 1.26%, respectively.
(f)	Based on weekly prices.
(g)	Asset coverage per share is calculated by combining all series of preferred shares.
(h)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Healthcare & WellnessRx Trust

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Healthcare & WellnessRx Trust (the Fund) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on February 20, 2007 and registered under the Investment Company Act of 1940 as amended (the 1940 Act). Investment operations commenced on June 28, 2007.

The Fund’s investment objective is long term growth of capital. The Fund will invest at least 80% of its assets, under normal market conditions, in equity securities and income producing securities of domestic and foreign companies in the healthcare and wellness industries. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in this particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing

The Gabelli Healthcare & WellnessRx Trust

Notes to Financial Statements (Unaudited) (Continued)

service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs (a)	at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Pharmaceuticals	$48,992,402	$625	—	$48,993,027
Other Industries (b)	242,638,831	—	—	242,638,831
Total Common Stocks	291,631,233	625	—	291,631,858
Preferred Stocks (b)	133,400	—	—	133,400
Exchange Traded Funds (b)	41,974	—	—	41,974
Mandatory Convertible Securities (b)	2,465,100	—	—	2,465,100
Rights (b)	—	—	$0	0
Warrants (b)	—	1,540	—	1,540
U.S. Government Obligations	—	6,708,559	—	6,708,559
TOTAL INVESTMENTS IN SECURITIES
– ASSETS	$294,271,707	$6,710,724	$0	$300,982,431

(a)	Level 3 securities are valued at last available closing price. The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Healthcare & WellnessRx Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2021, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Healthcare & WellnessRx Trust

Notes to Financial Statements (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Stockholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 4.00% Series C Cumulative Preferred Shares (Series C Preferred) are recorded on a daily basis and are determined as described in Note 5.

The Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings

The Gabelli Healthcare & WellnessRx Trust

Notes to Financial Statements (Unaudited) (Continued)

and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$92,540	$23,128
Net long term capital gains	10,326,336	2,580,833
Total distributions paid	$10,418,876	$2,603,961

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$173,874,051	$131,072,428	$(3,964,048)	$127,108,380

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2021, the Fund paid $1,154 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Gabelli Healthcare & WellnessRx Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,520.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2021, the Fund accrued $62,017 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated to $29,976,653 and $35,742,692, respectively. Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2021, aggregated $24,217,781 and $27,850,396, respectively.

5.  Capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2021 and the year ended December 31, 2020 the Fund repurchased and retired 307,539 and 690,429 common shares in the open market at an investment of $3,802,006 and $7,596,055, respectively, an average discount of approximately 13.38% and 15.00% from its NAV.

Transactions in shares of beneficial interest were as follows:

Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount

Net decrease from repurchase of common shares	(307,539)	$(3,802,006)	(690,429)	$(7,596,055)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on Preferred Shares are cumulative. The Fund is required by the 1940 Act and

The Gabelli Healthcare & WellnessRx Trust

Notes to Financial Statements (Unaudited) (Continued)

by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at their liquidation preference plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2021 the Fund had an effective shelf registration authorizing the issuance of $200 million in common or preferred shares.

On April 9, 2020, the Fund redeemed and retired all of the 1,200,000 shares of the Series A Preferred at the liquidation preference of $25 per share plus accrued and unpaid dividends.

On December 18, 2020, the Fund issued 2,000,000 shares of Series C 4.00% Cumulative Preferred Shares receiving $39,871,914 after the deduction of estimated offering expenses of $128,086. The Series C Preferred has a liquidation value of $20 per share, an annual dividend rate of 4.00%, and is subject to mandatory redemption by the Fund on December 18, 2024. At June 30, 2021, 2,000,000 shares of Series C Preferred were outstanding and accrued dividends amounted to $22,222.

The Series C Preferred Shares are puttable during the 30-day period prior to each of December 26, 2022 and December 26, 2023, and are callable at the Fund’s option at any time commencing on December 18, 2023 and thereafter. On December 18, 2024, the Fund will redeem all outstanding Series C Preferred at the liquidation preference plus any accumulated and unpaid dividends. The proceeds from the issuance of the Series C Preferred were used to redeem and retire all of the 1,481,443 remaining 5.875% Series B Preferred Shares on December 24, 2020 at the liquidation value of $25 per share plus accrued and unpaid dividends. On December 24, 2020, the Fund redeemed and retired all of the Series B Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6.  Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the health care, pharmaceuticals, and food and beverage industries, its

The Gabelli Healthcare & WellnessRx Trust

Notes to Financial Statements (Unaudited) (Continued)

portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting, common and preferred shareholders, voting together as a single class, elected Calgary Avansino, Leslie F. Foley, Robert C. Kolodny, and Salvatore J. Zizza as Trustees of the Fund, with 13,516,416 votes, 13,528,060 votes, 13,526,277 votes, and13,438,859 votes cast in favor of these Trustees, and 1,525,904 votes, 1,514,260 votes, 1,516,043 votes, and 1,603,461 votes withheld for these Trustees, respectively.

James P. Conn, Vincent D. Enright, Mario J. Gabelli, Jeffrey J. Jonas, Agnes Mullady, Kuni Nakamura, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Healthcare & WellnessRx Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act, as amended, contemplates that the Board of the Fund, including a majority of the Trustees who have no direct or indirect interest in the Investment Advisory Agreement (the Advisory Agreement) and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required to review and approve the terms of the Fund’s proposed Advisory Agreement. In this regard, the Board reviewed and approved, during the most recent six month period covered by this report, the Adviser for the Fund.

More specifically, at a meeting held on February 23, 2021, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the nature, quality, and extent of administrative and shareholder services supervised or provided by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services, and the absence of significant service problems reported to the Board. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser. The Independent Board Members considered one year, three year, five year, and ten year investment performance for the Fund as compared to relevant sector equity indices and the performance of other sector equity closed-end and open-end funds prepared by the Adviser, including other funds focused on healthcare or biotechnology. The Independent Board Members noted that the Fund’s NAV performance was below the average and median of funds in its Broadridge peer group for the prior three year, five year, and ten year periods ended December 31, 2020. The Independent Board Members also noted that the Fund’s NAV performance was below the average and median of funds in the Adviser peer group for the one, three, five, and ten year periods ended December 31 2020. The Independent Board Members also recognized that the performance of many of the funds in the peer group were not necessarily a good comparison for the Fund because of the Fund’s investment strategy compared with the investment strategies of many funds in the peer group. The Independent Board Members also considered the Fund’s performance relative to certain benchmark indices. As was the case for the peer comparisons, the Independent Board Members recognized that comparison to an index may not yield relevant information because certain healthcare and consumer staples companies included in the indices vary from the companies in which the Fund is permitted to invest under its investment objective, policies, and restrictions. In addition, the indices include growth companies that may not be consistent with the Adviser’s value-oriented investment strategy. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategy being pursued by the Fund and disclosed to investors.

Costs of Services and Profits Realized by the Adviser

(a)  Costs of Services to Fund. Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s Broadridge peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members considered the Adviser’s fee structure as compared to that of the Adviser’s

The Gabelli Healthcare & WellnessRx Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

affiliate, GAMCO, for services provided to institutional and high net worth accounts and in connection with sub-advisory arrangements, noting that the service level for GAMCO accounts and sub-advisory relationships is materially different than the services provided by the Adviser to its registered funds and investors in such funds, which is reflected in the difference in fee structure. The Independent Board Members noted that the mix of services under the Agreement is more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the investment advisory fee (as a percentage of assets attributable to common shares), management fee (as a percentage of total managed assets), other non-management expenses and total expense ratio paid by the Fund are higher than the median and average for its Broadridge peer group. They were advised that the above average other non-management expenses and total expense ratio related in part to the large number of shareholder accounts and related transfer agency costs and the costs of leverage. They concluded that the management fee is not excessive based upon the qualifications, experience, reputation and performance of the Adviser and the other factors considered.

(b)       Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2020. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has continued to increase its resources devoted to Fund matters, including portfolio management resources, in response to, among other things, recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was not excessive.

Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Board Members were advised that economies of scale in the form of lower expenses are not likely to be realized until the Fund was of a larger size. Nonetheless, the Fund benefits from investments the Adviser has made in enhanced administrative, portfolio management, operational and other resources.

Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable.

Other Relevant Considerations.

a)    Adviser Personnel and Methods. The Independent Board Members considered the size, education and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities and the Adviser’s approach to recruiting, training and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

The Gabelli Healthcare & WellnessRx Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

(b)   Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential fall-out benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

Conclusions. In considering the Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. The Independent Board Members concluded that the Fund received highly experienced portfolio management services and good ancillary services. They were aware that the NAV performance record had been below the average and median of the Fund’s Broadridge peer group during the one, three, five, and ten year reporting periods ended December 31, 2020 but recognized that many of the peers were not good comparisons for the Fund because of its investment strategy. Similarly, the Independent Board Members noted that index comparisons may not be very meaningful for comparison purposes. As a part of its decision-making process the Independent Board Members understood that shareholders invested in the Fund with full disclosure that the Adviser managed the Fund and of the Fund’s investment management fee schedule. Given this, the Independent Board Members received regular reports on the Adviser’s management of the Fund in a manner consistent with its investment objectives and policies as disclosed to shareholders. In addition, the Independent Board Members were of the view that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the nature and quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a shareholder whose shares of common s tock are registered in his or her own name will have all distributions reinvested automatically by Computershare Trust Company, N.A. (“Computershare”), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by Computershare as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of The Gabelli Healthcare & WellnessRx Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request through the Internet, by telephone or in writing to:

The Gabelli Healthcare & WellnessRx Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233-5000

Telephone: (800) 336-6983

Website: www.computershare.com/investor

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at the website or telephone number above.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that Computershare receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

More information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan is available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Jing He covers healthcare industry with a focus on biotechnology in therapeutic areas including oncology, hematology, rare disease, cell and gene therapy. She joined the firm in 2015. Previously, Jing was a scientist in drug research and development at Regeneron Pharmaceuticals, where she worked on the preclinical and clinical development of multiple blockbuster drugs. Jing holds a BS in chemistry from Peking University, an MA in chemistry from Washington University in St. Louis and an MBA in finan ce and healthcare from Columbia Business School. She is fluent in English and Mandarin.

Jennie Tsai joined Gabelli in 2001 as a research analyst responsible for the healthcare and medical products industries. At Gabelli, Ms. Tsai is focused on medical sectors, including dental, orthopedics, diagnostics, dermatology, and ophthalmology. She received a BS in Commerce at the University of Virginia and an MBA from Columbia Business School.

Sara E. Wojda joined the Firm in 2014 as a research analyst and covers the Diagnostics and Life Sciences industries. Since moving to London in 2018, she has expanded the Firm’s global healthcare coverage and assisted with Gabelli’s UK based funds. Sara graduated summa cum laude from Babson College with a BS in Business Management, double majoring in Economics and Accounting.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XXGRX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Calgary Avansino

Former Chief Executive Officer,

Glamcam

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings LTD.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Leslie F. Foley

Attorney,

Addison Gallery of American Art

Jeffrey J. Jonas,

CFA Portfolio Manager,

Gabelli Funds, LLC

Robert C. Kolodny

Physician,

Principal of KBS

Management LLC

Agnes Mullady

Former Senior Vice President

of GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein Secretary

& Vice President

Richard J. Walz

Chief Compliance Officer

Bethany A. Ulhein

Vice President & Ombudsman

David I. Schachter

Vice President

Adam E. Tokar

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

The Bank of New York

Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT

AND REGISTRAR

Computershare Trust Company, N.A.

GRX Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – 102,556 Preferred Series C – N/A	Common – $12.15 Preferred Series C – N/A	Common – 102,556 Preferred Series C – N/A	Common – 17,534,031 - 102,556 = 17,431,475 Preferred Series C – 2,000,000
Month #2 02/01/2021 through 02/28/2021	Common – 92,500 Preferred Series C – N/A	Common – $12.28 Preferred Series C – N/A	Common – 92,500 Preferred Series C – N/A	Common – 17,431,475 - 92,500 = 17,338,975 Preferred Series C – 2,000,000
Month #3 03/01/2021 through 03/31/2021	Common – 71,508 Preferred Series C – N/A	Common – $12.31 Preferred Series C – N/A	Common – 71,508 Preferred Series C – N/A	Common – 17,338,975 - 71,508 = 17,267,467 Preferred Series C – 2,000,000
Month #4 04/01/2021 through 04/30/2021	Common – 21,365 Preferred Series C – N/A	Common – $12.83 Preferred Series C – N/A	Common – 21,365 Preferred Series C – N/A	Common – 17,267,467 - 21,365 = 17,246,102 Preferred Series C – 2,000,000
Month #5 05/01/2021 through 05/31/2021	Common – 9,510 Preferred Series C – N/A	Common – $13.19 Preferred Series C – N/A	Common – 9,510 Preferred Series C – N/A	Common – 17,246,102 - 9,510 = 17,236,592 Preferred Series C – 2,000,000
Month #6 06/01/2021 through 06/30/2021	Common – 10,100 Preferred Series C – N/A	Common – $13.41 Preferred Series C – N/A	Common – 10,100 Preferred Series C – N/A	Common – 17,236,592 - 10,100 = 17,226,492 Preferred Series C – 2,000,000
Total	Common – 307,539 Preferred Series C – N/A	Common – $12.58 Preferred Series C – N/A	Common – 307,539 Preferred Series C – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased at a discount to the liquidation value of $20.00

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.